Fair Value Measurements	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Fair Value Disclosures [Abstract]
Fair Value Measurements

6. Fair Value Measurements

Derivative Financial Instruments

On March 15, 2023, Serina issued a Convertible Promissory Note (the “AgeX-Serina Note”) in the amount of $10,000,000 to AgeX. The AgeX-Serina Note bore interest at 7% per annum and was scheduled to mature on March 15, 2026. Serina borrowed the $10,000,000 pursuant to the AgeX-Serina Note to provide for general working capital needs. The AgeX-Serina Note was converted into shares of Legacy Serina common stock by AgeX in connection with the Merger.

Serina evaluated the AgeX-Serina Note in accordance with ASC 815, Derivatives and Hedging, and determined it contains certain variable share settlement features tied to the price of a future financing which were not considered clearly and closely related to the host instruments. These provisions included automatic conversion upon the event of a Qualified Financing, the Holder’s option to convert the AgeX-Serina Note upon a Non-Qualified Financing, and the Holder’s option to convert or request repayment upon sale of Serina. The AgeX-Serina Note also contained a Change in Control Put and a Default Put which were not clearly and closely related to the host instrument. Serina elected to initially and subsequently measure the AgeX-Serina Note in its entirety at fair value, with changes in fair value recognized in earnings. The fair value inception date adjustment on the instrument is recorded as a component of other income in Serina’s statements of operations.

FASB ASC 825-10-25, Financial Instruments – Overall, allows Serina to elect the fair value option for recording financial instruments when they are initially recognized or if there is an event that requires re-measurement of the instruments at fair value, such as a significant modification of the debt. Serina elected the fair value option because they believed it to be the most appropriate method of encompassing the credit risk and exercise behavior that a market participant would consider when valuing the hybrid financial instrument.

On March 15, 2023 the fair value of the $10,000,000 principal amount under the AgeX-Serina Note was evaluated and an adjustment to reduce to $7.8 million was recorded at that time. Based on the re-evaluation of the fair value of the AgeX-Serina Note as of March 31, 2023 and December 31, 2023, the principal amount was further reduced to $7.5 million and $3 million, respectively. The $10 million principal amount was reinstated prior to the conversion of the AgeX-Serina Note on March 26, 2024 pursuant to the terms of the Merger Agreement. The change in fair value recognized during the three month period ended March 31, 2024 and 2023 amounted to $7 million (loss) and $2.5 million (gain), respectively.

From June 2022 through February 2023, Serina issued interest-bearing Convertible Promissory Notes (the “Serina Convertible Notes”) to various investors in the principal amount of $1,450,000. The Serina Convertible Notes incur interest at 6% per annum and are payable by Serina two years from their issuance date. Serina may not voluntarily prepay the Serina Convertible Notes. Upon a Qualified Equity Financing event in which Serina sells shares of Preferred Stock for aggregate proceeds of at least $15 million, the principal and outstanding interest on the Serina Convertible Notes will automatically convert into shares of Legacy Serina’s Preferred Stock issued in the Qualified Financing at a conversion price of the lesser of i) a 20% discount to the price paid by purchasers in the Qualified Financing and ii) the quotient resulted from dividing $100 million by the fully diluted capitalization of Serina immediately prior to the Qualified Financing. If Serina enters into a Non-Qualified Equity Financing (less than $15 million in proceeds), the Holder has the option to convert the Serina Convertible Notes into shares of Serina’s Preferred Stock issued in the Non-Qualified Financing at the price paid per share. Serina may also choose to optionally convert the Serina Convertible Notes into Legacy Serina Series A-5 Preferred Stock at a price of $13.31 per share, and a warrant to purchase shares of Legacy Serina Series A-5 Preferred Stock with an exercise price of $20.47, and an expiration date of December 31, 2024. If a Change in Control or an IPO occurs prior to a Qualified Financing, then the Holder has the option to convert outstanding principal and interest into common stock at a price per share equal to an amount obtained by dividing i) the Post-Money Valuation Cap ($100,000,000) by ii) the Fully Diluted Capitalization immediately prior to the conversion. Upon a change in control, the Holder may also elect to require Serina to repay the outstanding principal and accrued but unpaid interest in cash.

Serina evaluated the Serina Convertible Notes in accordance with ASC Topic 815, Derivatives and Hedging, and determined they contained certain variable share settlement features tied to the price of a future financing which were not considered clearly and closely related to the host instruments. These provisions included mandatory conversion upon the event of a Qualified Financing and the Holder’s option to convert the Serina Convertible Notes upon a Non-Qualified Financing. The Serina Convertible Notes also contained a Change in Control Put and a Default Put which were not clearly and closely related to the host instrument. Serina elected to initially and subsequently measure the Serina Convertible Notes in their entirety at fair value, with changes in fair value recognized in earnings. The fair value inception date adjustment on the instrument is recorded as a component of other income in Serina’s statements of operations. The change in fair value of the instrument since inception date is recorded on a separate line item as a component of other income in Serina’s statements of operations.

On July 26, 2023, all of the Serina Convertible Notes were converted into 115,171 shares of Legacy Serina Series A-5 Preferred Stock. As provided for in the note agreements, the holders of the Serina Convertible Notes also received warrants to purchase an additional 115,171 shares of Legacy Serina Series A-5 Preferred Stock. See Note 7, Stockholders’ Equity/(Deficit) for discussion on Legacy Serina warrants assumed by the Company upon consummation of the Merger on March 26, 2024.

The Company had the following liabilities measured at fair value on a recurring basis at December 31, 2023 (in thousands).

	Total	Level 1	Level 2	Level 3
Liabilities:
Convertible promissory notes	$2,983	$-	$-	$2,983
Total	$2,983	$-	$-	$2,983

The following is a reconciliation of the beginning and ending balances for the AgeX-Serina Note and the Serina Convertible Notes liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the three months ended March 31, 2024 and 2023 (in thousands):

	AgeX-Serina Note	Serina Convertible Notes
Balance as of December 31, 2022	$-	$1,617
Convertible debt issuance	10,000	100
Inception adjustment	(2,240)	-
Change in fair value	(254)	(40)
Balance as of March 31, 2023	$7,506	$1,677

	AgeX-Serina Note	Serina Convertible Notes
Balance as of December 31, 2023	$2,983	$-
Notes converted into common stock	(10,000)	-
Change in fair value	7,017	-
Balance as of March 31, 2024	$-	$-

The following is a reconciliation of the beginning and ending balances for the warrant liability measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the three months ended March 31, 2024 and 2023 (in thousands):

Balance as of December 31, 2022	$1,077
Change in fair value	(172)
Balance as of March 31, 2023	$905

Balance as of December 31, 2023	$-
Balance as of March 31, 2024	$-

Note 3 - Fair Value Measurements

The Company had the following liabilities measured at fair value on a recurring basis at December 31, 2023.

	Total	Level 1	Level 2	Level 3
Liabilities:
Convertible promissory notes	$2,983,400	$-	$-	$2,983,400

Total	$2,983,400	$-	$-	$2,983,400

The Company had the following liabilities measured at fair value on a recurring basis at December 31, 2022.

	Total	Level 1	Level 2	Level 3
Liabilities:
Convertible promissory notes	$1,617,000	$-	$-	$1,617,000
Warrant liability	1,076,766	-	-	1,076,766

Total	$2,693,766	$-	$-	$2,693,766

SERINA THERAPEUTICS, INC.

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2023 AND 2022

The following is a reconciliation of the beginning and ending balances for the convertible promissory note liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the years ended December 31, 2023 and 2022:

	AgeX-Serina Note	Serina Convertible Notes
Balance as of December 31, 2021	$-	$-
Convertible debt issuance	-	1,350,000
Inception adjustment	-	179,000
Change in fair value	-	88,000
Balance as of December 31, 2022	$-	$1,617,000
Convertible debt issuance	10,000,000	100,000
Inception adjustment	(2,240,000)	-
Notes converted to Series A-5 pref. stock	-	(962,584)
Notes converted to warrants	-	(175,355)
Change in fair value	(4,776,600)	(579,061)
Balance as of December 31, 2023	$2,983,400	$-

The following is a reconciliation of the beginning and ending balances for the warrant liability measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the years ended December 31, 2023 and 2022:

Balance as of December 31, 2021	$952,648
Change in fair value	124,118
Balance as of December 31, 2022	$1,076,766
Change in fair value	(1,076,766)
Balance as of December 31, 2023	$-

See Note 14 for further information regarding valuation of the warrant liability.